Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 26,638	$ 8,829
Depreciation of property and equipment	3,570	822
Loss (gain) on disposal of property, equipment and inventory	3	92
Grants recognized in other income and income from operations	(168)	(168)
Remeasurement of acquisition liabilities and royalty agreement	17,633	2,976
Stock compensation expense	772	496
Income tax	(2,807)	(1,492)
Increase (decrease) in cash from:
Accounts receivable	2,153	63
Inventory	(1,369)	(415)
Prepaid expenses and other current assets	136	520
Research and development tax credit receivable	6,462	(1,371)
Accounts payable	(1,672)	102
Deferred revenue	(1,239)	(519)
Accrued expenses	17	(203)
Other current liabilities	213	303
Other long-term assets and liabilities	536	25
Net cash provided by (used in) operating activities	(2,398)	(7,598)
Cash flows from investing activities:
Purchases of property and equipment	(399)	(422)
Proceeds from disposal of property and equipment	3	1
Purchase of marketable securities	(27,752)	0
Proceeds from sales of marketable securities	357	5,018
Net cash provided by (used in) investing activities	(27,791)	4,597
Cash flows from financing activities:
Proceeds from loan or conditional grants	0	14,407
Reimbursment of loan	(34,288)	0
Earnout payments for acquisition including related parties	0	(66)
Principal payments on capital lease obligations	(26)	(19)
Cash proceeds from issuance of ordinary shares and warrants	114,388	0
Net cash provided by (used in) financing activities	80,074	14,322
Effect of exchange rate changes on cash and cash equivalents	(1,015)	(52)
Net increase (decrease) in cash and cash equivalents	48,870	11,269
Cash and cash equivalents, beginning of period	6,636	2,742
Cash and cash equivalents, end of period	55,505	14,011
Supplemental disclosures of cash flow information:
Income tax paid	39	0
Interest paid	$ 5,602	$ 0